Retirement Plans (Change in Plan Assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Beginning fair value of plan assets	$ 492	$ 485
Actual return	(3)	22
Employer contributions	23	23
Employee contributions	9	7
Foreign exchange impact	60	(31)
Benefits paid	(21)	(14)
Ending fair value of plan assets	$ 560	$ 492